Mineral Properties and Interests	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Mineral Properties and Interests [Abstract]
MINERAL PROPERTIES AND INTERESTS

NOTE 6 – MINERAL PROPERTIES AND INTERESTS

Mineral properties and interests as of March 31, 2023 and December 31, 2022 are as follows:

	March 31,	December 31,
	2023	2022
Kiewit and all other sites	$3,700,000	$3,700,000
JJS property	250,000	250,000
	3,950,000	3,950,000
Less accumulated amortization	(852,000)	(852,000)
	3,098,000	3,098,000
Asset retirement obligation assets
Kiewit Site	747,300	725,122
Kiewit Exploration	28,377	28,377
JJS property	31,016	31,016
Total	806,693	784,515
Less accumulated amortization	(266,022)	(266,022)
	540,671	518,493

Total	$3,638,671	$3,616,493

Amortization of the mineral properties and interests based on total units of production was $Nil and $50,615 for the three months ended March 31, 2023 and 2022, respectively. There was no production for the three months ended March 31, 2023.

The Company is required to pay a 4% net smelter royalty (“NSR”) to Qenta, Inc. (“Qenta”) on revenues of gold and silver from the Kiewit gold property and the JJS properties. See Note 7.

NOTE 6 – MINERAL PROPERTIES AND INTERESTS

Mineral properties and interests as of December 31, 2022 and 2021 are as follows:

	December 31,	December 31,
	2022	2021
Kiewit and all other sites	$3,700,000	$3,700,000
JJS property	250,000	250,000
	3,950,000	3,950,000
Less accumulated amortization	(852,000)	(864,436)
	3,098,000	3,085,564
Asset retirement obligation assets
Kiewit Site	725,122	725,122
Kiewit Exploration	28,377	28,377
JJS property	31,016	31,016
Total	784,515	784,515
Less accumulated amortization	(266,022)	(190,427)
	518,493	594,088
Total	$3,616,493	$3,679,652

Amortization of the mineral properties and interests based on total units of production was $63,159 and $113,049 for the years ended December 31, 2022 and 2021, respectively.

The Company is required to pay a 4% net smelter royalty (“NSR”) to PDK Utah Holdings, LP (“PDK”) on revenues of gold and silver from the Kiewit gold property and the JJS properties. See Note 7.